Equity - Summary of Other Miscellaneous Reserves Within Equity (Parenthetical) (Detail) - Reserve for Tender Offer of Endesa Américas and Withdrawal Rights [Member]	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure Of Other Reserves [Line Items]
Charge to other reserves	$ 56,578,000
Other reserve due to exercise of withdrawal rights and adjustment	$ 523,000